Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments - Contractual Maturities and Estimated Fair Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost
Due in one year or less, held-to-maturity debt securities amortized cost	$ 3,075,000
Due after one year through five years, held-to-maturity debt securities amortized cost	1,325,000
Amortized cost, held-to-maturity debt securities	4,400,000	$ 4,400,000
Fair Value
Due in one year or less, held-to-maturity debt securities, Estimated fair value	3,075,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,325,000
Estimated fair value	4,400,000	4,400,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	2,240,000
Due after ten years, available-for-sale debt securities amortized cost	138,837,000
Residential mortgage-backed securities, available-for-sale debt securities amortized cost	5,140,013,000
Amortized cost, Available-for-sale securities	5,281,090,000	5,472,310,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	2,240,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	133,440,000
Residential mortgage-backed securities, available-for-sale debt securities, Estimated Fair Value	4,830,588,000
Estimated fair value, Available for sale securities	4,966,268,000	4,987,916,000
Available for sale debt securities, Estimated Fair Value Disclosures
Proceeds from sales and calls of available for sale securities	15,490,000	3,750,000	$ 2,045,000
Proceeds from sales of mortgage-backed securities	0	0	0
Gross gains realized on sales	0	0	0
Gross losses realized on sales	1,000	$ 1,000	$ 3,000
Collateral pledged
Available-for-sale debt securities amortized cost disclosures
Amortized cost, Available-for-sale securities	1,780,145,000
Available for sale debt securities, Estimated Fair Value Disclosures
Fair value of available for sale investment securities pledged	$ 1,619,467,000